Cover	Oct. 26, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2022
Entity File Number	333-265883
Entity Registrant Name	Permex Petroleum Corporation
Entity Central Index Key	0001922639
Entity Tax Identification Number	98-1384682
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2911 Turtle Creek Blvd
Entity Address, Address Line Two	Suite 925
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	459-2782
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	100 Crescent Court
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201